Average Annual Total Returns - Federated Hermes Short-Intermediate Municipal Fund	A 1 Year	A 5 Years	A 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	S&P Municipal Bond Short Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond Short Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P Municipal Bond Short Index(reflects no deduction for fees, expenses or taxes) 10 Years		S&P Municipal Bond 1-5 Years InvestmentGrade 5% Pre-Refunded Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond 1-5 Years InvestmentGrade 5% Pre-Refunded Index(reflects no deduction for fees, expenses or taxes) 5 Years		S&P Municipal Bond 1-5 Years InvestmentGrade 5% Pre-Refunded Index(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Short Municipal Debt Funds Average 1 Year		Lipper Short Municipal Debt Funds Average 5 Years		Lipper Short Municipal Debt Funds Average 10 Years
Total	0.74%	1.07%	1.34%	1.97%	1.71%	1.92%	1.97%	1.71%	1.92%	1.72%	1.67%	1.85%	1.73%	1.47%	1.68%	2.32%	[1]	1.74%	[1]	1.59%	[1]	2.91%	[2]	2.04%	[2]	2.03%	[2]	1.80%	[3]	1.43%	[3]	1.30%	[3]

[1]	The S&P Municipal Bond Short Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 6 months and a maximum maturity of 4 years.
[2]	The S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index represents the portion of the S&P Municipal Bond Investment Grade Index composed solely of investment-grade bonds (those with ratings higher than “BBB-“/”Baa3”) with remaining maturities of between one and five years, 5% of which are pre-refunded.
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges.